Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Capital stock, par value		$ 0.1
Capital stock, shares authorized		25,000,000
Convertible preferred stock, shares authorized	20,000,000	2,500,000
Preferred stock, shares issued	610,000
Preferred stock, shares outstanding
Common stock, shares authorized	500,000,000	22,500,000
Common stock, shares issued	5,625,957	1,524,991
Common stock, shares outstanding	5,625,957	1,524,991
Values Previously Reported
Capital stock, par value	0.1
Capital stock, shares authorized	25,000,000
Convertible preferred stock, shares authorized	2,500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	22,500,000
Common stock, shares issued	5,625,957
Common stock, shares outstanding	5,625,957